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                                                                SECURITY BENEFIT

February 12, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: Security Income Fund (File Nos. 002-38414 and 811-02120) (the "Fund")

Dear Sir or Madam:

Attached for filing on behalf of Security Income Fund, pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No. 92 to the Fund's Registration Statement on Form N-1A. The Amendment is being filed for the purpose of updating the Fund's disclosures as required by applicable laws and regulations.

The cover page of the Amendment has designated an effective date of May 1, 2010. The Fund undertakes to file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act on or before the effective date of the Amendment for the purposes of, without limitation, completing the update of the Fund's disclosures, responding to any SEC staff comments thereon, and filing the consent of the Fund's independent public auditors.

No fees are required in connection with these filings. Please contact Julien Bourgeois of Dechert LLP at (202) 261-3451 if you have any questions or comments regarding the Amendment.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Income Fund

Enclosure